Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Profit of the period	$ 8,477	$ 7,416	$ 6,891
Depreciation, amortization and impairment	5,652	5,544	5,411
Net finance (income)/expense	4,465	5,353	5,102
Equity-settled share-based payment expense	625	644	570
Income tax expense	2,850	3,152	2,234
Share of result of associates	(387)	(433)	1,125
Other non-cash items	(45)	(269)	(260)
Cash flow from operating activities before changes in working capital and use of provisions	21,637	21,406	21,072
Decrease/(increase) in trade and other receivables	(187)	341	(1,147)
Decrease/(increase) in inventories	87	(149)	717
Increase/(decrease) in trade and other payables	(298)	(215)	(1,110)
Pension contributions and use of provisions	(426)	(374)	(419)
Cash generated from operations	20,814	21,009	19,113
Interest paid	(3,348)	(3,649)	(3,877)
Interest received	462	594	598
Dividends received	195	234	127
Income tax paid	(3,240)	(3,134)	(2,696)
Cash flow from/(used in) operating activities	14,883	15,055	13,265
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(3,656)	(3,863)	(4,638)
Proceeds from sale of property, plant and equipment and of intangible assets	104	128	156
Sale/(acquisition) of subsidiaries, net of cash	18	(46)	9
Proceeds from sale/(acquisition) of other assets	98	523	83
Cash flow from/(used in) investing activities	(3,436)	(3,259)	(4,390)
FINANCING ACTIVITIES
Proceeds from borrowings	4,400	5,465	202
Repayments of borrowings	(6,861)	(9,295)	(3,098)
Dividends paid	(4,543)	(2,672)	(3,013)
Share buyback	(2,301)	(937)	(362)
Payment of lease liabilities	(733)	(787)	(780)
Derivative financial instruments	(206)	(431)	(841)
Sale/(acquisition) of non-controlling interests	(323)	(435)	(22)
Other financing cash flows	(883)	(763)	(646)
Cash flow from/(used in) financing activities	(11,450)	(9,854)	(8,560)
Net increase/(decrease) in cash and cash equivalents	(3)	1,942	315
Cash and cash equivalents less bank overdrafts at beginning of year	11,174	10,314	9,890
Effect of exchange rate fluctuations	452	(1,082)	109
Cash and cash equivalents less bank overdrafts at end of period	$ 11,623	$ 11,174	$ 10,314